Note 8 - Financial Expenses - Financial Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Transaction costs – embedded derivatives				$ 35,175
Accretion – preferred shares		393,425		2,479,161
Loss on re-measurement at fair value – embedded derivatives		29,007,078		77,902,663
Bank charges and other interest	4,106	2,468	12,949	10,303
Foreign exchange losses (gains)	(330)	12,986	58,592	13,437
Total financial expenses	$ 3,776	$ 29,415,957	$ 71,541	$ 80,440,739